Business Combination (Details) - CAD ($) $ / shares in Units, $ in Thousands		4 Months Ended	12 Months Ended
	Aug. 22, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Common shares issued				$ 1,242,095
Closing price of common shares (in cad per share)	$ 3.93
Consideration
Share-based compensation			$ 15,894	19,534
Fair value of net assets acquired
Transaction costs			$ 0	13,074
Share issuance costs				(551)
Oil and Gas Producer Raging River Exploration, Inc.
Disclosure of detailed information about business combination [line items]
Common shares issued	$ 1,238,995
Market discount rate	7.50%
Consideration
Share-based compensation	$ 3,100
Total consideration	1,242,095
Fair value of net assets acquired
Exploration and evaluation assets	97,858
Oil and gas properties	1,748,368
Working capital deficiency excluding bank debt and financial derivatives	(46,773)
Financial derivatives	(5,548)
Bank debt	(316,800)
Asset retirement obligations	(39,960)
Deferred income tax liability	(195,050)
Net assets acquired	1,242,095
Revenue of acquiree since acquisition date		$ 158,800
Operating income since acquisition date		$ 98,600
Estimated increases in revenues				379,500
Estimated increase in operating income				273,200
Shareholders’ capital
Disclosure of detailed information about business combination [line items]
Common shares issued	$ 1,238,995			1,238,995
Fair value of net assets acquired
Share issuance costs				(551)
Shareholders’ capital | Oil and Gas Producer Raging River Exploration, Inc.
Fair value of net assets acquired
Share issuance costs				(600)
Share issuance costs, net of tax				$ 200